Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of cash and cash equivalents	The following represents a reconciliation of cash and cash equivalents in the consolidated balance sheets to total cash, cash equivalents and restricted cash in the consolidated statements of cash flows as of December 31, 2022 and December 31, 2021 (in thousands).

	As of
	December 31, 2022	December 31, 2021
Cash and cash equivalents	$83,045	$128,318
Restricted cash (presented within Other current assets)	665	414
Cash, cash equivalents and restricted cash	$83,710	$128,732

Customer concentration risk	Customers representing 10% or greater of revenue were as follows for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Customer A	22%	27%
Customer B	10%	15%
Customer C	7%	12%